Income Taxes - Provision for income taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Federal, current	$ 4,264	$ 2,834	$ 3,249
State, current	1,136	437	566
[CurrentIncomeTaxExpenseBenefit]	5,400	3,271	3,815
Deferred	4,437	1,538	483
Provision for income taxes	9,837	4,809	4,298
Federal, computed at statutory rate	8,636	4,256	3,864
State income taxes (net of Federal income tax benefit)	1,129	562	473
Other, net	$ 72	$ (9)	$ (39)